INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
Cost		$ 147,694	$ 140,371
Accumulated amortization		104,063	84,014
Net book value		43,631	56,357
Estimated annual amortization expense
2014		13,016
2015		6,791
2016		4,912
2017		4,592
2018		3,511
Impairment charge	11,214	0	0	11,214
Amortization expense relating to intangible assets, including discontinued operations		18,239	16,007	17,858
Net carrying amount of intangible assets, not subject to amortization		1,175
Patents and trademarks [Member]
INTANGIBLE ASSETS
Cost		16,465	15,466
Accumulated amortization		7,638	5,317
Net book value		8,827	10,149
Licenses [Member]
INTANGIBLE ASSETS
Cost		64,494	61,660
Accumulated amortization		51,831	42,134
Net book value		12,663	19,526
Intellectual property [Member]
INTANGIBLE ASSETS
Cost		7,130	7,006
Accumulated amortization		7,019	6,995
Net book value		111	11
Customer relationships [Member]
INTANGIBLE ASSETS
Cost		47,539	45,065
Accumulated amortization		29,229	23,474
Net book value		18,310	21,591
Backlog [Member]
INTANGIBLE ASSETS
Cost		1,906	1,823
Accumulated amortization		1,906	538
Net book value		0	1,285
Non-compete [Member]
INTANGIBLE ASSETS
Cost		2,955	2,827
Accumulated amortization		2,955	2,827
Net book value		0	0
In-process research and development [Member]
INTANGIBLE ASSETS
Cost		7,205	6,524
Accumulated amortization		3,485	2,729
Net book value		$ 3,720	$ 3,795